CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 26,312	$ 8,955	$ 14,540	$ 6,685	$ 12,126	$ 8,274
Short-term investments	94,114	7,188		0
Accounts receivable, net of allowances of $47	5,410	3,858		2,091
Inventories	3,075	3,670		3,355
Prepaid expenses and other assets	1,044	426		118
Total current assets	129,955	24,097		12,249
Property and equipment, cost	1,553	1,804		1,548
Less: accumulated depreciation	(788)	(810)		(681)
Property and equipment, net	765	994		867
Total assets	130,720	25,091		13,116
Current liabilities:
Accounts payable	2,449	2,998		1,173
Accrued expenses	4,962	4,032		2,704
Accrued interest	184	117		103
Total current liabilities	7,595	7,147		7,290
Notes payable	24,814	16,460		12,381
Preferred stock warrants	0	157		53
Total long-term liabilities	24,814	16,617		12,434
Stockholders' equity
Preferred Stock, $0.001 par value, 10,000,000 shares and 76,894,620 shares authorized at September 30, 2018 and December 31, 2017, respectively; none and 76,235,050 shares issued and outstanding at September 30, 2018 and December 31, 2017, respectively	0	119,106		94,138
Common Stock, $0.001 par value per share; 200,000,000 shares and 110,000,000 shares authorized at September 30, 2018 and December 31, 2017, respectively; 21,391,590 and 1,272,360 issued and outstanding at September 30, 2018 and December 31, 2017, respectively	21	1		1
Additional paid-in capital	240,451	7,305		6,827
Accumulated other comprehensive loss	(26)	0		0
Accumulated deficit	(142,135)	(125,085)		(107,574)
Total stockholders' equity	98,311	1,327		(6,608)	$ (1,142)	$ 19,834
Total liabilities and stockholders' equity	$ 130,720	$ 25,091		$ 13,116